Note 11 - Administrative Expenses	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of general and administrative expense [text block]
11	Administrative expenses

	2021	2020	2019

Investor relations	439	353	414
Audit fee	267	288	237
Advisory services fees	622	904	408
Listing fees	609	448	277
Directors fees – Company	527	323	240
Directors fees – Blanket	51	43	31
Employee costs	5,462	4,065	3,030
Other office administration cost	347	424	605
Management liability insurance	551	1,032	86
Travel costs	216	117	292
Eersteling Gold Mine administration costs	–	–	17
	9,091	7,997	5,637